CONSOLIDATED STATEMENTS OF OPERATIONS (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Revenues (Note 12):
Product sales	$ 2,076	$ 3,665	$ 3,828
Services	10,396	9,461	8,175
Total revenues	12,472	13,126	12,003
Cost of revenues:
Product sales	770	1,154	1,105
Services	3,254	3,340	2,836
Total cost of revenues	4,024	4,494	3,941
Gross profit	8,448	8,632	8,062
Operating expenses:
Research and development, net	1,389	1,329	1,909
Selling and marketing	2,164	2,457	1,905
General and administrative	3,188	2,804	3,847
Total operating expenses	6,741	6,590	7,661
Operating income	1,707	2,042	401
Financial income, net	61	60	2
Capital gain on sale of investment in affiliate			78
Income before taxes on income	1,768	2,102	481
Taxes on income, net (Note 9)	435	736	10
Net income from continuing operations	1,333	1,366	471
Net income (loss) from discontinued operations	73		(84)
Net income	$ 1,406	$ 1,366	$ 387
Net earnings per share:
Basic and diluted net earnings per Ordinary share from continuing operations	$ 0.28	$ 0.30	$ 0.11
Basic and diluted net earnings (loss) per Ordinary share from discontinued operations	$ 0.02		$ (0.02)
Basic and diluted net income per share	$ 0.30	$ 0.30	$ 0.09
Weighted average number of Ordinary shares used in computing basic net earnings per share	4,659,230	4,478,677	4,459,057
Weighted average number of Ordinary shares used in computing diluted net earnings per share	4,720,966	4,531,384	4,459,057